Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [Abstract]
Schedule of Trade receivables
Thousands of $ For the years ended December 31	2023	2022
Trade receivables	11,088	9,357
Total trade receivables	11,088	9,357

Schedule of Total Accounts Receivable Balance	Considering the Company’s revenue recognition methodology further described in Note 2.7, total accounts receivable balance could be presented in relation with the claim date of each sample as follows:
A/R by claim date	Months
Thousands of $ For the year ended December 31, 2023	1-3 months	4-6 months	7-12 months	Not due	Total
Confirm mdx	2,225	876	639	-	3,740
Select mdx	291	101	128	(8)	512
Resolve mdx	1,278	629	401	-	2,308
GPS	3,237	783	508	-	4,528
Total Trade Receivables	7,031	2,389	1,676	(8)	11,088
A/R by claim date	Months
Thousands of $ For the year ended December 31, 2022	1-3 months	4-6 months	7-12 months	Not due	Total
Confirm mdx	1,865	821	765	-	3,451
Select mdx	134	101	78	25	338
Resolve mdx	1,966	458	158	-	2,582
GPS	1,907	895	-	-	2,802
Other	163	-	-	21	184
Total Trade Receivables	6,035	2,275	1,001	46	9,357

Schedule of Prepaid Expenses and Other Current Assets
Thousands of $ For the years ended December 31	2023	2022
Prepayments	1,585	1,710
Deposits	110	101
Recoverable VAT	183	97
Grants to be received	-	54
Other	36	-
Total prepaid expenses and other current assets	$1,914	$1,962